SHARE OPTIONS (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2021 shares yr $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised (in shares)					339,000
Net proceeds from issuance of shares | $			$ 0	$ 0	$ 52,447
Estimated expected life, share options granted | yr		3.4
Share options, fair value assumptions, risk free interest rate range		3 years
Expected dividend as percentage, share options granted		0.00%
July 2016 and November 2018 grants
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised (in shares)					339,000
Net proceeds from issuance of shares | $					$ 1,900
Weighted average exercise price of share options granted in share-based payment arrangement (in USD per share) | $ / shares					$ 5.70
July 2016 and November 2018 grants | John Fredriksen
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised (in shares)					198,000
July 2016 and November 2018 grants | Inger M. Klemp
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised (in shares)					120,000
July 2016 and November 2018 grants | Ola Lorentzon
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised (in shares)					21,000
July 2016 and November 2018 grants, cash settled
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised (in shares)					130,000
Expense from cash-settled share-based payment transactions | $					$ 300
Employee stock option
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised (in shares)	92,400
Shares issued on exercise of options (in shares)		1,280,000
Share options, expiration period		5 years
Number of share options forfeited (in shares)	86,100
Number of share options outstanding (in shares)	1,101,500		1,101,500	1,200,000
December 2021 grant
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised (in shares)			92,400
Number of share options forfeited (in shares)			86,100
Number of share options vested (in shares)	704,000		704,000
Weighted average exercise price of share options exercised in share-based payment arrangement (in dollars per share) | $ / shares			$ 6.52
Number of share options exercisable in share-based payment arrangement (in shares)	564,650		564,650
Amortisation from share-based payment transaction | $			$ 10,700	$ 4,700	$ 200
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share) | $ / shares	$ 4.48		$ 4.48	$ 7.64
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share) | $ / shares	$ 4.13		4.13
Weighted average share price | $ / shares			$ 20.05
Weighted average exercise price of share options granted in share based payment arrangement at fair value (in USD per share) | $ / shares		$ 6.54			$ 6.54
Fair value, share options granted | $	$ 17,500		$ 17,500	$ 8,400
Liabilities from share-based payment transactions | $	15,000		15,000	4,900
Intrinsic value of liabilities which has vested | $	$ 9,000		$ 9,000	$ 1,700
Share options, first tranche | Employee stock option
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period		12 months
Share options, vesting percentage		27.50%
Share options, second tranche | Employee stock option
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period		24 months
Share options, vesting percentage		27.50%
Share options, third tranche | Employee stock option
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period		36 months
Share options, vesting percentage		45.00%